INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROFIT (LOSS) BEFORE PROVISION FOR INCOME TAXES

 (Loss) income before provision for income taxes is as follows:

	For the years ended
	December 31,
	2024	2023	2022
Cayman and BVI	$(2,076,775)	$(1,658,203)	$(138,363)
Hong Kong	(1,871,990)	(1,959,799)	(1,500,125)
PRC	341,692	172,723	(17,415)
Total	$(3,607,073)	$(3,445,281)	$(1,655,903)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of deferred tax assets are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$1,306,923	$972,930
Total deferred tax assets	1,306,923	972,930
Deferred tax liabilities:
Depreciation	—	—
Total deferred tax liabilities	—	—

Total deferred tax assets-net	1,306,923	972,930
Less: Valuation allowance	(1,306,923)	(972,930)
Deferred tax assets, net	$—	$—

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

Reconciliation of effective income tax rate is as follows:

	For the years ended
	December 31,
	2024	2023	2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential (HK)	(4.4)	(4.8)	(7.7)
Tax effect of non-deductible expenses	0.3	(0.6)	—
Valuation allowance	(18.5)	(18.0)	(17.3)
Effective tax rate	2.4%	1.6%	—%